Auditor Information	12 Months Ended
Mar. 31, 2026
Auditor [Line Items]
Auditor Name	AOGB CPA Limited
Auditor Firm ID	7020
Auditor Location	Hong Kong, Hong Kong
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Solowin Holdings and its subsidiaries (the “Company”) as of March 31, 2026, and the related consolidated statements of loss and comprehensive loss, changes in shareholders’ equity, and cash flows for the year ended March 31, 2026, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2026, and the results of its operations and its cash flows for the year ended March 31, 2026, in conformity with accounting principles generally accepted in the United States of America.